Consolidated Statements of Shareholders' Equity (Deficiency) - CAD	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, Amount at Nov. 30, 2015	CAD 21,481,242	CAD 30,969,093	CAD 284,421	CAD (52,872,442)	CAD (137,686)
Beginning balance, Shares at Nov. 30, 2015	24,244,050
DSU's to non-management board members (Note 8)		15,995			15,995
Stock options to employees (Note 7)		700,859			700,859
Proceeds from ATM financing (Note 6), Amount	CAD 1,548,015				1,548,015
Proceeds from ATM financing (Note 6), Shares	755,604
Financing cost for shares issued (Note 6)	CAD (145,762)				(145,762)
Issuance of common shares on exercise of warrants (Note 9), Amount	CAD 262,463	(140,371)			CAD 122,092
Issuance of common shares on exercise of warrants (Note 9), Shares	58,139
Common shares issued for options exercised (Note 7), Shares					0
Modification of convertible debenture (Note 5)		102,909			CAD 102,909
Net loss				(4,120,117)	(4,120,117)
Ending Balance, Amount at May. 31, 2016	CAD 23,145,958	31,648,485	284,421	(56,992,559)	(1,913,695)
Ending Balance, Shares at May. 31, 2016	25,057,793
Beginning balance, Amount at Nov. 30, 2016	CAD 29,830,791	34,017,071	284,421	(63,016,019)	1,116,264
Beginning balance, Shares at Nov. 30, 2016	29,789,992
Stock options to employees (Note 7)		15,356			15,356
Proceeds from ATM financing (Note 6), Amount	CAD 1,448,472				1,448,472
Proceeds from ATM financing (Note 6), Shares	593,162
Financing cost for shares issued (Note 6)	CAD (150,792)				(150,792)
Issuance of common shares on exercise of warrants (Note 9), Amount	CAD 392,131	(96,823)			295,308
Issuance of common shares on exercise of warrants (Note 9), Shares	153,009
Common shares issued for options exercised (Note 7), Amount	CAD 18,935	(6,470)			CAD 12,465
Common shares issued for options exercised (Note 7), Shares	7,000				7,000
Modification of convertible debenture (Note 5)		220,569			CAD 220,569
Net loss				(3,796,190)	(3,796,190)
Ending Balance, Amount at May. 31, 2017	CAD 31,539,537	CAD 35,794,571	CAD 284,421	CAD (66,812,209)	CAD 806,320
Ending Balance, Shares at May. 31, 2017	30,543,163